UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Van Kampen Value FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Van Kampen Value FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Van Kampen Value FDP Fund
Schedule of Investments as of August 31, 2005

                                                Shares
Industry                                          Held           Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                                  4,900           Southwest Airlines Co.                                $     65,268
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.8%                                 1,120           Anheuser-Busch Cos., Inc.                                   49,627
                                                 3,600           The Coca-Cola Co.                                          158,400
                                                                                                                       ------------
                                                                                                                            208,027
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.0%                           3,600           The Bank of New York Co., Inc.                             110,052
                                                    90           Lehman Brothers Holdings, Inc.                               9,509
                                                                                                                       ------------
                                                                                                                            119,561
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.7%                                 2,700           The Dow Chemical Co.                                       116,640
                                                 5,700           E.I. du Pont de Nemours & Co.                              225,549
                                                 1,800           Rohm & Haas Co.                                             78,138
                                                                                                                       ------------
                                                                                                                            420,327
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.8%                          8,700           Bank of America Corp.                                      374,361
                                                   500           PNC Financial Services Group, Inc.                          28,115
                                                 1,900           Wachovia Corp.                                              94,278
                                                 4,700           Wells Fargo & Co.                                          280,214
                                                                                                                       ------------
                                                                                                                            776,968
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%                  3,600           Cisco Systems, Inc. (b)                                     63,432
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.9%                     460           Hewlett-Packard Co.                                         12,770
                                                 1,200           International Business Machines Corp.                       96,744
                                                                                                                       ------------
                                                                                                                            109,514
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.7%            7,400           Citigroup, Inc.                                            323,898
                                                 3,000           JPMorgan Chase & Co.                                       101,670
                                                                                                                       ------------
                                                                                                                            425,568
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 9.8%   18,900           SBC Communications, Inc.                                   455,112
                                                 8,200           Sprint Corp.                                               212,626
                                                14,000           Verizon Communications, Inc.                               457,940
                                                                                                                       ------------
                                                                                                                          1,125,678
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%                          900           American Electric Power Co., Inc.                           33,462
                                                   490           FirstEnergy Corp.                                           25,005
                                                                                                                       ------------
                                                                                                                             58,467
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.3%                 540           Halliburton Co.                                             33,464
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                  4,900           Wal-Mart Stores, Inc.                                      220,304
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 4.2%                             5,200           Kraft Foods, Inc.                                          161,200
                                                 4,700           Unilever NV (a)                                            325,240
                                                                                                                       ------------
                                                                                                                            486,440
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.0%          1,800           AmerisourceBergen Corp.                                    134,406
                                                 1,700           Cardinal Health, Inc.                                      101,337
                                                                                                                       ------------
                                                                                                                            235,743
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.5%             1,800           McDonald's Corp.                                            58,410
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.0%                        3,600           Kimberly-Clark Corp.                                       224,352
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                               1,800           Affiliated Computer Services, Inc. Class A (b)              93,510
                                                 1,700           First Data Corp.                                            70,635
                                                                                                                       ------------
                                                                                                                            164,145
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy               700           Constellation Energy Group, Inc.                            41,125
Traders - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                                   150           AMBAC Financial Group, Inc.                                 10,287
                                                 1,700           American International Group, Inc.                         100,640
                                                 3,000           Chubb Corp.                                                260,880
                                                   230           Metlife, Inc.                                               11,265
                                                 1,700           The St. Paul Travelers Cos., Inc.                           73,117
                                                   320           Torchmark Corp.                                             16,877
                                                                                                                       ------------
                                                                                                                            473,066
-----------------------------------------------------------------------------------------------------------------------------------

Van Kampen Value FDP Fund
Schedule of Investments as of August 31, 2005

                                                Shares
Industry                                          Held           Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.6%                290           Eastman Kodak Co.                                          $ 7,067
                                                 3,300           Mattel, Inc.                                                59,499
                                                                                                                       ------------
                                                                                                                             66,566
-----------------------------------------------------------------------------------------------------------------------------------
Media - 9.0%                                     8,700           Clear Channel Communications, Inc.                         289,710
                                                   500           Gannett Co., Inc.                                           36,360
                                                17,900           Liberty Media Corp. Class A (b)                            148,749
                                                 8,630           Time Warner, Inc.                                          154,650
                                                 1,200           Tribune Co.                                                 45,084
                                                 5,200           Viacom, Inc. Class B                                       176,748
                                                 7,300           Walt Disney Co.                                            183,887
                                                                                                                       ------------
                                                                                                                          1,035,188
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.1%                           9,000           Alcoa, Inc.                                                241,110
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                             800           Dominion Resources, Inc.                                    61,184
                                                   500           Public Service Enterprise Group, Inc.                       32,275
                                                                                                                       ------------
                                                                                                                             93,459
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            231           Federated Department Stores                                 15,934
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%                 210           Total SA (a)                                                27,686
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 6.0%                   9,600           Georgia-Pacific Corp.                                      308,064
                                                12,200           International Paper Co.                                    376,370
                                                                                                                       ------------
                                                                                                                            684,434
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 15.5%                         17,000           Bristol-Myers Squibb Co.                                   415,990
                                                11,100           GlaxoSmithKline Plc (a)                                    540,792
                                                 6,600           Pfizer, Inc.                                               168,102
                                                 3,100           Roche Holding AG (a)                                       209,250
                                                 3,000           Sanofi-Aventis (a)                                         128,280
                                                 8,100           Schering-Plough Corp.                                      173,421
                                                 3,300           Wyeth                                                      151,107
                                                                                                                       ------------
                                                                                                                          1,786,942
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                                  1,900           Microsoft Corp.                                             52,060
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            195           Best Buy Co., Inc.                                           9,294
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.1%            467           Jones Apparel Group, Inc.                                   13,160
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 4.8%                1,200           Fannie Mae                                                  61,248
                                                 8,100           Freddie Mac                                                489,078
                                                                                                                       ------------
                                                                                                                            550,326
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.2%                                   3,600           Altria Group, Inc.                                         254,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks (Cost - $10,244,628) - 88.2%        10,140,538
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Face
                                                Amount           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 12.6%                       $ 1,448,842           Brown Brothers Harriman & Co., 2.98% due 9/01/2005       1,448,842
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations* -        1,000,000           Fannie Mae, 3.20% due 9/01/2005                          1,000,000
8.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $2,448,842) - 21.3%                              2,448,842
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments (Cost - $12,693,470**) - 109.5%       12,589,380

                                                                 Liabilities in Excess of Other Assets - (9.5%)          (1,096,023)
                                                                                                                       ------------
                                                                 Net Assets - 100.0%                                   $ 11,493,357
                                                                                                                       ============

Van Kampen Value FDP Fund
Schedule of Investments as of August 31, 2005

* Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 12,693,470
                                                                   ============
      Gross unrealized appreciation                                $     45,528
      Gross unrealized depreciation                                    (149,618)
                                                                   ------------
      Net unrealized depreciation                                  $   (104,090)
                                                                   ============

(a)   Depositary receipts.
(b)   Non-income producing security.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Van Kampen Value FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Van Kampen Value FDP Fund of FDP Series, Inc.

Date: October 19, 2005